Provisions for retirement benefit obligations - Net provision (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Provisions for retirement benefit obligations
Retirement benefit obligations	€ 755	€ 1,762	€ 1,559
Total obligation	€ 755	€ 1,762	€ 1,559	€ 1,234